Note 7 - Other Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability, Defined Benefit Plan, Noncurrent	$ 19,303	$ 18,431
Cash Surrender Value, Fair Value Disclosure	17,800	16,400
Increase (Decrease) in Cash Surrender Value	1,400	1,300	$ 1,300
Investments Held in Rabbi Trust [Member]
Debt Securities, Available-for-Sale, Amortized Cost	600	600
Debt Securities, Available-for-Sale	600	600
Supplemental Employee Retirement Plan [Member]
Liability, Defined Benefit Plan, Noncurrent	18,900	18,000
Investments, Fair Value Disclosure	$ 18,400	$ 17,000